UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Troob Capital Management (Offshore) LLC
Address:        777 Westchester Avenue, Suite 203
                White Plains, New York 10604

13F File Number:  028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
---------------------------
(Signature)

White Plains, New York
---------------------------
(City, State)

November 10, 2006
---------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F Summary Page

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $114,720 (thousands)

List of Other Included Managers:

         None

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                                                 FORM 13F
                                                                                                 (SEC USE ONLY)

QTR ENDED: 09/30/06                     Name of Reporting Managers: Troob Capital Management (Offshore) LLC


      Item 1:                  Item 2:    Item3:     Item 4:     Item 5:             Item 6:   Item 7:        Item 8:
   Name of Issuer         Title of Class  CUSIP    Fair Market  Shares or           Investment  Other     Voting Authority
                                                      Value     Principal  Sh/ Put/ Discretion Managers
                                                    (x $1000)    Amount    Prn Call                   (a) Sole (b) Shared (c) None

AMR Corp                        COM     001765956       128       1,559    SH  Put    SOLE               1,559
AMR Corp                        COM     001765956       113         666    SH  Put    SOLE                 666
Atlas Air Worldwide             COM     049164205    16,079     369,472    SH         SOLE             369,472
BE Aerospace, Inc.              COM     073302901        16       1,358    SH  Put    SOLE               1,358
BE Aerospace, Inc.              COM     073302101    21,911   1,038,930    SH  Call   SOLE             1,038,930
Ball Corp                       COM     058498956        59       2,340    SH         SOLE               2,340
Constar International Inc New COM New   21036U107     4,407     738,209    SH         SOLE             738,209
Crown Holdings Inc              COM     228368106    16,295     876,090    SH         SOLE             876,090
Deere & Co                      COM     244199955       206       2,119    SH  Put    SOLE               2,119
Exide Technologies            COM New   302051206     4,483   1,201,977    SH         SOLE             1,201,977
Ishares Trust              Russell 2000 464287955     1,434       9,890    SH  Put    SOLE               9,890
NationsHealth Inc               COM     63860C100       652     415,200    SH         SOLE             415,200
Paxar Corp                      COM     704227107    23,873   1,194,836    SH         SOLE             1,194,836
Six Flags Inc                   COM     83001P109     4,303     822,826    SH         SOLE             822,826
United Rentals Inc              COM     911363109         4          33    SH Call    SOLE                  33
United Rentals Inc              COM     911363109    20,683     889,570    SH         SOLE             889,570
Weyerhaeuser Co                 COM     962116904        74       1,858    SH Call    SOLE               1,858

                               Value Total          114,720

                               Entry Total:              17
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